Investment in Forum Energy Limited ("FEL") (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 21, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Amount	$ 2,461,931	$ 2,461,931	$ 1,835,111
Forum Energy Limited
Statement [Line Items]
Number of shares held	8,206,638		6,117,238	6,117,238
Amount	$ 2,461,931		$ 1,835,111	$ 1,835,111
Additions of shares held	2,089,400
Additions of amount	$ 626,820